DERIVATIVE FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about financial instruments [abstract]
DERIVATIVE FINANCIAL INSTRUMENTS
DERIVATIVE FINANCIAL INSTRUMENTS
The company’s activities expose it to a variety of financial risks, including market risk (i.e. currency risk, interest rate risk and other price risk), credit risk and liquidity risk. The company selectively uses derivative financial instruments principally to manage these risks.
The aggregate notional amount of the company’s derivative positions at December 31, 2018 and 2017 is as follows:

AS AT DEC. 31 (MILLIONS)	Note	2018	2017
Foreign exchange	(a)	$33,298	$28,573
Interest rates	(b)	38,490	18,433
Credit default swaps	(c)	56	43
Equity derivatives	(d)	1,375	1,384

Commodity instruments	(e)	2018	2017
Energy (GWh)		14,752	28,808
Natural gas (MMBtu – 000’s)		63,076	48,163

a)	Foreign Exchange
The company held the following foreign exchange contracts with notional amounts at December 31, 2018 and December 31, 2017:

	Notional Amount (U.S. Dollars)		Average Exchange Rate
(MILLIONS)	2018	2017	2018	2017
Foreign exchange contracts
Canadian dollars	$4,959	$2,619	0.76	0.78
British pounds	4,952	7,312	1.32	1.29
European Union euros	3,829	2,754	1.21	1.15
Australian dollars	3,781	3,610	0.74	0.75
Indian rupees[1]	697	256	72.73	65.24
Chilean pesos[1]	615	—	647	—
Korean won[1]	561	578	1,102	1,100
Chinese yuan[1]	543	346	6.85	6.72
Japanese yen[1]	404	14	104.45	110.17
Colombian pesos[1]	370	—	2,977	—
Brazilian reais	78	62	0.24	0.27
Other currencies	530	—	various	—
Cross currency interest rate swaps
Canadian dollars	4,167	2,442	0.75	0.76
European Union euros	1,914	1,914	1.06	1.06
Australian dollars	1,454	1,610	1.00	0.98
Japanese yen[1]	750	750	113.32	113.33
British pounds	257	272	1.49	1.45
Colombian pesos[1]	125	299	3,056	3,056
Other currencies	15	—	various	—
Foreign exchange options
British pounds	1,736	534	1.31	1.19
Indian rupee[1]	500	—	67.95	—
Chinese yuan[1]	500	—	7.10	—
European Union euros	463	1,801	1.15	1.21
Canadian dollars	—	1,000	—	0.76
Japanese yen[1]	—	400	—	118.00
Other currencies	98	—	various	—

1.	Average rate is quoted using USD as base currency.
Included in net income are unrealized net gains on foreign currency derivative contracts amounting to $457 million (2017 – loss of $364 million) and included in the cumulative translation adjustment account in other comprehensive income are gains in respect of foreign currency contracts entered into for hedging purposes amounting to $1.3 billion (2017 – loss of $1.5 billion).

b)	Interest Rates
At December 31, 2018, the company held interest rate swap and forward starting swap contracts having an aggregate notional amount of $13.9 billion (2017 – $8.8 billion), interest rate swaptions with an aggregate notional amount of $5.3 billion (2017 – $872 million) and interest rate cap contracts with an aggregate notional amount of $19.3 billion (2017 – $8.7 billion).

c)	Credit Default Swaps
As at December 31, 2018, the company held credit default swap contracts with an aggregate notional amount of $56 million (2017 – $43 million). Credit default swaps are contracts which are designed to compensate the purchaser for any change in the value of an underlying reference asset, based on measurement in credit spreads, upon the occurrence of predetermined credit events. The company is entitled to receive payments in the event of a predetermined credit event for up to $56 million (2017 – $43 million) of the notional amount and could be required to make payments in respect of $nil (2017 – $nil) of the notional amount.

d)	Equity Derivatives
At December 31, 2018, the company held equity derivatives with a notional amount of $1.4 billion (2017 – $1.4 billion) which includes $1.1 billion (2017 – $1.1 billion) notional amount that hedges long-term compensation arrangements. The balance represents common equity positions established in connection with the company’s investment activities. The fair value of these instruments was reflected in the company’s consolidated financial statements at year end.

e)	Commodity Instruments
The company has entered into energy derivative contracts primarily to hedge the sale of generated power. The company endeavors to link forward electricity sale derivatives to specific periods in which it expects to generate electricity for sale. All energy derivative contracts are recorded at an amount equal to fair value and are reflected in the company’s consolidated financial statements. The company has financial contracts outstanding on 63,076,000 MMBtu’s (2017 – 48,163,000 MMBtu’s) of natural gas as part of its electricity sale price risk mitigation strategy.
Other Information Regarding Derivative Financial Instruments
The following table classifies derivatives elected for hedge accounting during the years ended December 31, 2018 and 2017 as either cash flow hedges or net investment hedges. Changes in the fair value of the effective portion of the hedge are recorded in either other comprehensive income or net income, depending on the hedge classification, whereas changes in the fair value of the ineffective portion of the hedge are recorded in net income:

	2018			2017
FOR THE YEARS ENDED DEC. 31 (MILLIONS)	Notional	Effective Portion	Ineffective Portion	Notional	Effective Portion	Ineffective Portion
Cash flow hedges[1]	$24,999	$38	$(3)	$10,254	$42	$(16)
Net investment hedges	17,319	999	9	14,587	(748)	—
	$42,318	$1,037	$6	$24,841	$(706)	$(16)

1.
Notional amount does not include 6,040 GWh, 8,423 MMBtu – 000’s and 3,151 bbls – millions of commodity derivatives at December 31, 2018 (2017 – 15,586 GWh, 45,014 MMBtu – 000’s and 3,087 bbls – millions).

The following table presents the change in fair values of the company’s derivative positions during the years ended December 31, 2018 and 2017, for derivatives that are fair valued through profit or loss, and derivatives that qualify for hedge accounting:

(MILLIONS)	Unrealized Gains During 2018	Unrealized Losses During 2018	Net Change During 2018	Net Change During 2017
Foreign exchange derivatives	$570	$(113)	$457	$(364)
Interest rate derivatives	33	(50)	(17)	(15)
Credit default swaps	3	—	3	2
Equity derivatives	87	(216)	(129)	169
Commodity derivatives	27	(93)	(66)	(34)
	$720	$(472)	$248	$(242)

The following table presents the notional amounts underlying the company’s derivative instruments by term to maturity as at December 31, 2018 and 2017, for derivatives that are classified as fair value through profit or loss, and derivatives that qualify for hedge accounting:

	2018				2017
AS AT DEC. 31 (MILLIONS)	<1 Year	1 to 5 Years	>5 Years	Total Notional Amount	Total Notional Amount
Fair value through profit or loss
Foreign exchange derivatives	$7,402	$1,901	$—	$9,303	$10,632
Interest rate derivatives	3,738	11,123	1,760	16,621	11,532
Credit default swaps	—	56	—	56	43
Equity derivatives	537	838	—	1,375	1,362
Commodity instruments
Energy (GWh)	1,100	7,612	—	8,712	13,222
Natural gas (MMBtu – 000’s)	53,283	1,370	—	54,653	3,149
Elected for hedge accounting
Foreign exchange derivatives	$15,819	$6,700	$1,476	$23,995	$17,941
Interest rate derivatives	9,955	10,127	1,787	21,869	6,901
Equity derivatives	—	—	—	—	22
Commodity instruments
Energy (GWh)	674	3,357	2,009	6,040	15,586
Natural gas (MMBtu – 000’s)	8,423	—	—	8,423	45,014